Related parties (Details Narrative)								6 Months Ended
	Jul. 01, 2025 EUR (€)	May 31, 2025 EUR (€)	May 12, 2025 EUR (€)	Apr. 01, 2025 EUR (€)	Feb. 29, 2024 EUR (€)	Apr. 20, 2023 EUR (€)	Jul. 01, 2022 EUR (€)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€) shares	Jun. 30, 2024 EUR (€) shares	Mar. 31, 2025 shares	Dec. 31, 2024 EUR (€) shares	Jul. 31, 2024 shares	Mar. 31, 2024 shares	Dec. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€) shares
Other general and administrative costs									€ 51,000
Depreciation expenses									14,000
Insurance cost limited liability									93,000
Membership fees									30,000
Patent maintenance									12,000
Other various minor expenses									131,000
Billed paid									5,000	€ 5,000
Compensation expense									€ 352,364	232,768
Vested shares | shares									803,524			456,098
Paid in cash									€ 3,982			€ 4,000
Accrued expenses to related parties									230,712			1,031,345
Amended and Restated OSR License Agreement [Member]
Upfront fee									€ 250,000
Other Commitments, Description								The Company is also obligated to carry out its development activities using qualified and experienced professionals and a sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).	The Company is also obligated to carry out its development activities using qualified and experienced professionals and a sufficient level of resources. In particular, consistent with the terms of the Original OSR License Agreement, the ARLA continues to require the Company to invest (a) at least €5,425,000 with respect to the development of the licensed products, and (b) at least €2,420,000 with respect to the manufacturing of such licensed products (subject to certain adjustments).
Sublicense Agreement [Member]
Taxes and licenses						€ 875,000
Amendment to OSR Amendedand Restated License Agreement [Member]
Cash consideration									€ 200,000
Amendment to OSR Amendedand Restated License Agreement [Member] | First Solid Cancer Indication Option Fee [Member]
Operating costs and expenses									11,800,000
Amendment to OSR Amendedand Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
Option fee									1,000,000.0
Amended and Restated License Agreement [Member] | Second Solid Cancer Indication Option Fee [Member]
Option fee									400,000
First Indication [Member]
Future option fees									1,000,000.0
Second Indication [Member]
Future option fees									500,000
Third Indication [Member]
Future option fees									300,000
American Depository Shares [Member]
Shares received | shares											856,602			72,908
Pierluigi Paracchi [Member]
Gross amount									€ 0	168,000						€ 168,000
Gross amount										336,000
Non qualified shares received | shares									80,000
Social contribution amount									€ 307,000	300,000
Pierluigi Paracchi [Member] | Trattamento Di Fine Rapporto [Member]
Social contribution amount									€ 364,000	357,000
Pierluigi Paracchi [Member] | American Depository Shares [Member]
Shares received | shares									120,000
Dr Carlo Russos LLC [Member]
Gross amount									€ 0			€ 260,000			€ 260,000
Non qualified shares received | shares									65,000
Compensation expense									€ 226,379	226,379
Dr Carlo Russos LLC [Member] | American Depository Shares [Member]
Shares received | shares													100,000
Richard Slansky [Member]
Compensation expense									399,673	399,673
Related Party [Member] | OSR Sponsor Research Agreement [Member]
Payments to acquire									500,000
Studio Legale Lexia [Member]
Accrued expenses to related parties									10,070
Pierluigi Paracchi [Member]
Gross salary				€ 451,560
Percentage of annual bonus				40.00%
Director [Member] | Pierluigi Paracchi [Member]
Issued invoices		€ 45,000
Naldini [Member]
Issued invoices									50,000	50,000
Annual fee			€ 50,000				€ 100,000
Dr.Gentner [[Member]
Issued invoices									€ 22,500	22,500
Annual fee							€ 22,500
One time fee payment					€ 15,000
Dr.Gentner [[Member] | Subsequent Event [Member]
Agreement term description	The agreement will remain in effect for a fixed term of one (1) year, from July 1, 2025, through June 30, 2026.
Dr.Gentner [[Member] | Maximum [Member] | Subsequent Event [Member]
Annual compensation	€ 45,000
Dr.Gentner [[Member] | Minimum [Member] | Subsequent Event [Member]
Annual compensation	€ 22,500
Dr Carlo Russos LLC [Member]
Percentage of annual bonus								30.00%	30.00%
Gross amount									€ 329,000	€ 329,000
Annual gross salary | $								$ 500,000
Richard Slansky [Member]
Percentage of annual bonus								30.00%	30.00%	50.00%
Gross amount									€ 98,832							€ 49,416
Gross amount									243,000	€ 243,000
Annual compensation | $								$ 375,000
Vested shares | shares										7,669						15,338
Vested amount										€ 23,998						€ 47,997
Paid in cash										18,531						45,902
Bonus amount accrued										108,000
Accrued performance bonuses									€ 0
Richard Slansky [Member] | Finance Employee One [Member]
Paid in cash										3,089						2,196
Richard Slansky [Member] | Finance Employee Two [Member]
Paid in cash										1,853						€ 1,318
Richard Slansky [Member] | Finance Employee Three [Member]
Paid in cash										€ 1,235